Note Allowance for loan losses (Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings) (Detail) $ in Thousands		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 22,773,747	[1],[2]	$ 22,346,115	[3],[4]
Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		851,514		949,996
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		653,338		782,019
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,404,885		1,626,819
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		29,457		2,605
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,460		3,868
Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,942,654		3,365,307
Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,831,093		18,980,808
Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,238,836		826,079
Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		15,553		15,879
Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,179		8,469
Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,766		8,530
Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		30,498		32,878
Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,208,338		793,201
CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,921,601		3,632,115
CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		367,621		377,014
CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		387,636		429,836
CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		343,774		415,722
CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		155		0
CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,099,186		1,222,572
CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,822,415		2,409,543
CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,035,220		2,111,588
CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		319,755		328,057
CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		109,873		163,469
CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		370,060		439,409
CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		17,788		1,915
CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		817,476		932,850
CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,217,744		1,178,738
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,602,850		3,529,381
Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		139,139		198,447
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		134,207		151,560
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		381,153		388,754
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,514		690
Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12		29
Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		666,025		739,480
Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,936,825		2,789,901
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		10,798,507		10,099,163
Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		842,068		919,397
Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		639,895		753,334
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,101,753		1,252,415
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		29,457		2,605
Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12		29
Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,613,185		2,927,780
Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,185,322		7,171,383
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		776,300		681,106
Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,050		22,360
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,858		22,470
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,618		38,662
Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		31,526		83,492
Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		744,774		597,614
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,696,361		7,036,081
Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,407		4,810
Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,987		2,794
Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		201,801		251,539
Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		208,195		259,143
Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,488,166		6,776,938
Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[5]	45,293		64,436
Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		921		1,823
Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		786		1,973
Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,400		6,134
Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,107		9,930
Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		39,186		54,506
Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		702,893		627,650
Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,062		3,009
Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,062		3,009
Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		699,831		624,641
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,754,393		3,837,679
Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,068		1,606
Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		812		1,448
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		75,251		75,060
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,448		3,839
Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		80,579		81,953
Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,673,814		3,755,726
Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,100,765		1,142,280
Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,755		19,098
Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,755		19,098
Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,082,010		1,123,182
Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		260,526		315,172
Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,108		1,944
Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,839		2,626
Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,947		4,570
Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		255,579		310,602
Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,390,784		1,375,461
Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,068		1,606
Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		812		1,448
Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		22,748		23,753
Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		609		603
Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		25,237		27,410
Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,365,547		1,348,051
Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		826,601		815,978
Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,321		11,609
Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		30
Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,321		11,639
Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		814,280		804,339
Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		175,717		188,788
Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,319		18,656
Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		580
Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,319		19,236
Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		156,398		169,552
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	17,168,424		17,570,610
PUERTO RICO | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	764,626		838,698
PUERTO RICO | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	625,888		742,750
PUERTO RICO | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,203,321		1,434,132
PUERTO RICO | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	29,457		2,605
PUERTO RICO | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	12		634
PUERTO RICO | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,623,304		3,018,819
PUERTO RICO | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	14,545,120		14,551,791
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	174,540		132,146
PUERTO RICO | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,016		1,750
PUERTO RICO | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	383		1,280
PUERTO RICO | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 6,108		$ 8,103
Weighted average obligor risk rating	[6]	11.12		11.13
PUERTO RICO | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 0		$ 0
PUERTO RICO | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	8,507		11,133
PUERTO RICO | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 166,033		$ 121,013
Weighted average obligor risk rating	[6]	5.95		6.04
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,564,285		$ 2,669,092
PUERTO RICO | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	310,510		319,564
PUERTO RICO | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	377,858		423,095
PUERTO RICO | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 342,054		$ 399,076
Weighted average obligor risk rating	[6]	11.07		11.09
PUERTO RICO | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 155		$ 0
PUERTO RICO | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,030,577		1,141,735
PUERTO RICO | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 1,533,708		$ 1,527,357
Weighted average obligor risk rating	[6]	6.91		6.67
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 1,791,475		$ 1,909,244
PUERTO RICO | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	310,484		316,079
PUERTO RICO | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	109,873		162,395
PUERTO RICO | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 360,941		$ 436,442
Weighted average obligor risk rating	[6]	11.23		11.23
PUERTO RICO | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 17,788		$ 1,915
PUERTO RICO | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	799,086		916,831
PUERTO RICO | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 992,389		$ 992,413
Weighted average obligor risk rating	[6]	7.09		7.08
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,671,917		$ 2,657,737
PUERTO RICO | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	136,091		187,620
PUERTO RICO | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	133,270		146,216
PUERTO RICO | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 227,360		$ 256,821
Weighted average obligor risk rating	[6]	11.09		11.15
PUERTO RICO | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 11,514		$ 690
PUERTO RICO | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	12		29
PUERTO RICO | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	508,247		591,376
PUERTO RICO | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,163,670		$ 2,066,361
Weighted average obligor risk rating	[6]	7.19		7.13
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 7,202,217		$ 7,368,219
PUERTO RICO | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	759,101		825,013
PUERTO RICO | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	621,384		732,986
PUERTO RICO | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 936,463		$ 1,100,442
Weighted average obligor risk rating	[6]	11.14		11.16
PUERTO RICO | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 29,457		$ 2,605
PUERTO RICO | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	12		29
PUERTO RICO | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,346,417		2,661,075
PUERTO RICO | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 4,855,800		$ 4,707,144
Weighted average obligor risk rating	[6]	7.06		6.95
PUERTO RICO | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 85,558		$ 100,948
PUERTO RICO | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		50		7,269
PUERTO RICO | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,705		5,522
PUERTO RICO | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,668		$ 19,806
Weighted average obligor risk rating		11		11.18
PUERTO RICO | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
PUERTO RICO | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,423		32,597
PUERTO RICO | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 82,135		$ 68,351
Weighted average obligor risk rating		7.67		7.56
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 5,916,500		$ 6,127,491
PUERTO RICO | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	4,407		4,810
PUERTO RICO | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,987		2,794
PUERTO RICO | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	190,090		238,002
PUERTO RICO | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	196,484		245,606
PUERTO RICO | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	5,720,016		5,881,885
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	702,893		627,650
PUERTO RICO | Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,062		3,009
PUERTO RICO | Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,062		3,009
PUERTO RICO | Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	699,831		624,641
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,261,256		3,346,302
PUERTO RICO | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,068		1,606
PUERTO RICO | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	812		1,448
PUERTO RICO | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	72,038		72,873
PUERTO RICO | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		605
PUERTO RICO | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	73,918		76,532
PUERTO RICO | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,187,338		3,269,770
PUERTO RICO | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,100,607		1,128,345
PUERTO RICO | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,725		19,098
PUERTO RICO | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,725		19,098
PUERTO RICO | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,081,882		1,109,247
PUERTO RICO | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	8,351		10,688
PUERTO RICO | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	185		394
PUERTO RICO | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	185		394
PUERTO RICO | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	8,166		10,294
PUERTO RICO | Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,150,177		1,202,835
PUERTO RICO | Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,068		1,606
PUERTO RICO | Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	812		1,448
PUERTO RICO | Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	21,496		23,116
PUERTO RICO | Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	23,376		26,170
PUERTO RICO | Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,126,801		1,176,665
PUERTO RICO | Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		826,592		815,950
PUERTO RICO | Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,321		11,609
PUERTO RICO | Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		30
PUERTO RICO | Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,321		11,639
PUERTO RICO | Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		814,271		804,311
PUERTO RICO | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		175,529		188,484
PUERTO RICO | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,311		18,656
PUERTO RICO | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		575
PUERTO RICO | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,311		19,231
PUERTO RICO | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		156,218		169,253
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,605,323		4,775,505
UNITED STATES | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		86,888		111,298
UNITED STATES | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		27,450		39,269
UNITED STATES | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		201,564		192,687
UNITED STATES | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,448		3,234
UNITED STATES | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		319,350		346,488
UNITED STATES | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,285,973		4,429,017
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,064,296		693,933
UNITED STATES | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		13,537		14,129
UNITED STATES | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,796		7,189
UNITED STATES | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 658		$ 427
Weighted average obligor risk rating		11.31		11
UNITED STATES | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		21,991		21,745
UNITED STATES | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,042,305		$ 672,188
Weighted average obligor risk rating		7.26		7.15
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,357,316		$ 963,023
UNITED STATES | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		57,111		57,450
UNITED STATES | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,778		6,741
UNITED STATES | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,720		$ 16,646
Weighted average obligor risk rating		11.7		11.02
UNITED STATES | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		68,609		80,837
UNITED STATES | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,288,707		$ 882,186
Weighted average obligor risk rating		6.67		6.92
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 243,745		$ 202,344
UNITED STATES | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,271		11,978
UNITED STATES | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		1,074
UNITED STATES | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 9,119		$ 2,967
Weighted average obligor risk rating		11.05		11.07
UNITED STATES | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,390		16,019
UNITED STATES | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 225,355		$ 186,325
Weighted average obligor risk rating		7.32		7.23
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 930,933		$ 871,644
UNITED STATES | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,048		10,827
UNITED STATES | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		937		5,344
UNITED STATES | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 153,793		$ 131,933
Weighted average obligor risk rating		11.65		11.57
UNITED STATES | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		157,778		148,104
UNITED STATES | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 773,155		$ 723,540
Weighted average obligor risk rating		6.15		6.24
UNITED STATES | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,596,290		$ 2,730,944
UNITED STATES | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		82,967		94,384
UNITED STATES | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,511		20,348
UNITED STATES | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 165,290		$ 151,973
Weighted average obligor risk rating		11.62		11.5
UNITED STATES | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		266,768		266,705
UNITED STATES | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,329,522		$ 2,464,239
Weighted average obligor risk rating		6.78		6.81
UNITED STATES | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 690,742		$ 580,158
UNITED STATES | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,000		15,091
UNITED STATES | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,153		16,948
UNITED STATES | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 16,950		$ 18,856
Weighted average obligor risk rating		11		11
UNITED STATES | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		28,103		50,895
UNITED STATES | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 662,639		$ 529,263
Weighted average obligor risk rating		7.67		7.79
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 779,861		$ 908,590
UNITED STATES | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,711		13,537
UNITED STATES | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,711		13,537
UNITED STATES | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		768,150		895,053
UNITED STATES | Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		45,293		64,436
UNITED STATES | Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		921		1,823
UNITED STATES | Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		786		1,973
UNITED STATES | Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 4,400		$ 6,134
Weighted average obligor risk rating		11.1		11.11
UNITED STATES | Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,107		9,930
UNITED STATES | Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 39,186		$ 54,506
Weighted average obligor risk rating		7.91		7.78
UNITED STATES | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 493,137		$ 491,377
UNITED STATES | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,213		2,187
UNITED STATES | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,448		3,234
UNITED STATES | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,661		5,421
UNITED STATES | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		486,476		485,956
UNITED STATES | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		158		13,935
UNITED STATES | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		30		0
UNITED STATES | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		30		0
UNITED STATES | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		128		13,935
UNITED STATES | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		252,175		304,484
UNITED STATES | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,923		1,550
UNITED STATES | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,839		2,626
UNITED STATES | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,762		4,176
UNITED STATES | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		247,413		300,308
UNITED STATES | Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		240,607		172,626
UNITED STATES | Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,252		637
UNITED STATES | Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		609		603
UNITED STATES | Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,861		1,240
UNITED STATES | Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		238,746		171,386
UNITED STATES | Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9		28
UNITED STATES | Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9		28
UNITED STATES | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		188		304
UNITED STATES | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8		0
UNITED STATES | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		5
UNITED STATES | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8		5
UNITED STATES | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 180		$ 299

[1]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.3 billion were pledged at the FHLB as collateral for borrowings, $2.5 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $108 million in unearned income and exclude $137 million in loans held-for-sale.
[5]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

[6]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.